UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number:  028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100

Signature, Place and Date of Signing:


   /s/ Alan Fournier           Chatham, New Jersey             May 15, 2007
-----------------------     -------------------------     ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  1,037,116
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-10536                     Pennant Offshore Partners, Ltd.

2.        028-10768                     Pennant Onshore Qualified, L.P.

3.        028-10746                     Pennant General Partner, LLC

4.        028-11666                     Pennant Windward Fund, L.P.

5.        028-11665                     Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUM 6   COLUMN7        COULMN 8
                                                               VALUE      SHRS OR   SH/ PUT/   INVSTMT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x $1000)   PRN AMT   PRN CALL   DISCRTN    MGRS           SOLE
Alleghany Corp Del                     COM        17175100     4,896         13,107 SH         Defined   1,2,3,4,5        13,107
American Express Co                    COM        25816109    33,840        600,000 SH         Defined   1,2,3,4,5       600,000
Amgen Inc                              COM        31162100     2,794         50,000 SH         Defined   1,2,3,4,5        50,000
Axcan Pharma Inc                       COM        54923107    64,699      3,918,800 SH         Defined   1,2,3,4,5     3,918,800
CF Inds Hldgs Inc                      COM        125269100   50,008      1,297,230 SH         Defined   1,2,3,4,5     1,297,230
Chipmos Tech Bermuda Ltd               SHS        G2110R106   17,720      2,564,346 SH         Defined     1,2,3       2,564,346
Cisco Sys Inc                          COM        17275R102   26,937      1,055,100 SH         Defined   1,2,3,4,5     1,055,100
Comcast Corp New                       CL A       20030N101   40,792      1,571,945 SH         Defined   1,2,3,4,5     1,571,945
Copart Inc                             COM        217204106   36,309      1,296,300 SH         Defined   1,2,3,4,5     1,296,300
Countrywide Financial Corp             COM        222372104   22,034        655,000 SH         Defined   1,2,3,4,5       655,000
Dyax Corp                              COM        26746E103    3,825        928,500 SH         Defined       3           928,500
Fidelity National Financial Inc        CL A       31620R105   65,208      2,715,888 SH         Defined   1,2,3,4,5     2,715,888
Fidelity Natl Information Sv           COM        31620M106   31,923        702,229 SH         Defined   1,2,3,4,5       702,229
Foster Wheeler Ltd                   SHS NEW      G36535139    2,920         50,000 SH         Defined   1,2,3,4,5        50,000
Greenfield Online Inc                  COM        395150105    3,822        240,400 SH         Defined       3           240,400
Griffon Corp                           COM        398433102    3,687        148,980 SH         Defined     1,2,3         148,980
Grubb & Ellis Co                  COM PAR $0.01   400095204    1,586        135,000 SH         Defined       3           135,000
Intel Corp                             COM        458140100    3,826        200,000 SH         Defined   1,2,3,4,5       200,000
Iron Mtn Inc                           COM        462846106   35,960      1,376,200 SH         Defined   1,2,3,4,5     1,376,200
Lam Research Corp                      COM        512807108   11,087        234,200 SH         Defined   1,2,3,4,5       234,200
Levitt Corp                            CL A       52742P108   12,454      1,337,650 SH         Defined     1,2,3       1,337,650
Ligand Pharmaceuticals Inc             CL B       53220K207   11,946      1,185,110 SH         Defined    ,2,3,4       1,185,110
Linear Technology Corp                 COM        535678106    6,002        190,000 SH         Defined   1,2,3,4,5       190,000
Medtronic Inc                          COM        585055106    6,133        125,000 SH         Defined   1,2,3,4,5       125,000
Microsoft Corp                         COM        594918104   36,008      1,292,008 SH         Defined   1,2,3,4,5     1,292,008
Moneygram Intl Inc                     COM        60935Y109   39,647      1,428,200 SH         Defined   1,2,3,4,5     1,428,200
Mueller Wtr Prods Inc               COM SER B     624758207   10,065        751,692 SH         Defined   1,2,3,4,5       751,692
NRG Energy Inc                       COM NEW      629377508   43,130        598,700 SH         Defined   1,2,3,4,5       598,700
Novelis Inc                            COM        67000X106   18,139        411,230 SH         Defined   1,2,3,4,5       411,230
Oracle Corp                            COM        68389X105   36,519      2,014,300 SH         Defined   1,2,3,4,5     2,014,300
PHH Corp                             COM NEW      693320202   82,200      2,689,800 SH         Defined   1,2,3,4,5     2,689,800
Peoples Bk Bridgeport Conn             COM        710198102    5,994        135,000 SH         Defined   1,2,3,4,5       135,000
RADVision Ltd                          ORD        M81869105    7,443        315,400 SH         Defined     1,2,3         315,400
Rinker Group Ltd                  SPONSORED ADR   76687M101   18,761        257,700 SH         Defined   1,2,3,4,5       257,700
Rudolph Technologies Inc               COM        781270103    5,876        336,950 SH         Defined     1,2,3         336,950
SAIC Inc                               COM        78390X101   46,366      2,677,000 SH         Defined   1,2,3,4,5     2,677,000
Sanfilippo John B & Son Inc            COM        800422107    4,865        365,000 SH         Defined     1,2,3         365,000
Sanofi Aventis                    SPONSORED ADR   80105N105    2,176         50,000 SH         Defined   1,2,3,4,5        50,000
Take-Two Interactive Softwar           COM        874054109   13,466        668,600 SH         Defined   1,2,3,4,5       668,600
Mosaic Co                              COM        61945A107    1,213         45,500 SH         Defined   1,2,3,4,5        45,500
TransDigm Group Inc                    COM        893641100   42,226      1,160,700 SH         Defined   1,2,3,4,5     1,160,700
Union Pac Corp                         COM        907818108    1,554         15,300 SH         Defined       3            15,300
UnitedHealth Group Inc                 COM        91324P102   49,908        942,200 SH         Defined   1,2,3,4,5       942,200
Universal Stainless & Alloy            COM        913837100    4,287         90,300 SH         Defined     1,2,3          90,300
Walter Inds Inc                        COM        93317Q105   66,862      2,701,500 SH         Defined   1,2,3,4,5     2,701,500





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